OIL AND NATURAL GAS SALES - Revenue by Country and by Product (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	$ 1,292,736	$ 920,693	$ 722,732
Crude Oil
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	983,095
Natural gas
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	268,934
Natural gas liquids
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	37,577
Other
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	3,130
Canada
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	198,263	227,031	233,391
Canada | Crude Oil
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	148,949
Canada | Natural gas
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	32,109
Canada | Natural gas liquids
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	14,075
Canada | Other
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	3,130
U.S.
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	1,094,473	$ 693,662	$ 489,341
U.S. | Crude Oil
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	834,146
U.S. | Natural gas
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	236,825
U.S. | Natural gas liquids
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	$ 23,502